Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Beginning balance	30,000
Number of RSUs, Granted	60,000
Number of RSUs, Vested	(90,000)
Number of RSUs, Forfeited
Number of options, Outstanding, Ending balance